Debt issued designated at fair value (Table)	12 Months Ended
Dec. 31, 2024
Debt issued designated at fair value
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Designated Financial Liabilities At Fair Value Through Profit Or Loss

USD m 31.12.24 31.12.23
Issued debt instruments
Equity-linked
1
54,069 60,573
Rates-linked 23,641 28,883
Credit-linked 5,225 7,730
Fixed-rate 14,250 20,541
Commodity-linked 3,592 3,844
Other 7,131 6,718
of which: debt that contributes to total loss-absorbing capacity 4,934 4,629
Total debt issued designated at fair value
2
107,909 128,289
of which: issued by UBS AG standalone with original maturity greater than one year
3
82,491 73,544
of which: issued by Credit Suisse AG standalone with original maturity greater than one year
3
29,948
of which: issued by Credit Suisse International standalone

with original maturity greater than one year
3
96 1,471
1 Includes investment

fund unit-linked

instruments issued.

2 As of

31 December 2024,
100
% of Total

debt issued designated

at fair value

was unsecured.

3 Based on

original contractual

maturity without
considering any early redemption features.